SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2023
SEGMENT INFORMATION
SEGMENT INFORMATION

21.SEGMENT INFORMATION

(a)	REPORTABLE SEGMENTS

The operating and reportable segments of the Company are based on the reports which are reviewed by the chief operating decision maker (“CODM”) in making strategic resource allocation decisions. These operating segments are (1) the Camino Rojo Mine, (2) the Cerro Quema project, (3) the Nevada projects and (4) the corporate office. The operating segments other than corporate office are each managed by a dedicated General Manager and management team. The corporate office oversees the plans and activities of early-stage exploration projects.

(b)	GEOGRAPHIC SEGMENTS

We conduct our activities in four geographic areas: Mexico, Panama, Nevada USA, and Canada (Corporate).

(i)Income (loss) for the year by segment

	Mexico	Panama	Nevada	Corporate	Total
Year ended December 31, 2023
Revenue (note 3)	$233,451	$—	$—	$192	$233,643
Cost of sales	(92,047)	—	—	(69)	(92,116)
Earnings from mining operations	141,404	—	—	123	141,527
Exploration and evaluation expenses (note 5)	(8,740)	(6,001)	(19,377)	(498)	(34,616)
General and administrative expenses (note 6)	—	—	—	(13,408)	(13,408)
Interest income	4,134	—	—	1,253	5,387
Depreciation	(66)	(40)	(138)	(260)	(504)
Share based payments (note 18)	(170)	(86)	(317)	(2,648)	(3,221)
Interest and accretion expense	(1,648)	—	(795)	(9,395)	(11,838)
Loss on extinguishment of Credit Facility	—	—	—	(1,547)	(1,547)
Foreign exchange and other gain (loss)	(704)	—	—	(739)	(1,443)
Impairment or derecognition of exploration properties	—	(72,429)	(314)	—	(72,743)
Income taxes	(33,002)	—	—	(1,602)	(34,604)
Income (loss) for the year	$101,208	$(78,556)	$(20,941)	$(28,721)	$(27,010)

	Mexico	Panama	USA	Corporate	Total
Year ended December 31, 2022
Revenue (note 3)	$193,109	$—	$—	$121	$193,230
Cost of sales	(65,320)	—	—	(49)	(65,369)
Earnings from mining operations	127,789	—	—	72	127,861
Exploration and evaluation expenses (note 5)	(3,765)	(7,176)	(7,616)	(382)	(18,939)
General and administrative expenses (note 6)	—	—	—	(10,913)	(10,913)
Interest income	1,844	—	—	323	2,167
Depreciation	(23)	(15)	(45)	(194)	(277)
Share based payments (note 18)	(37)	(70)	—	(2,340)	(2,447)
Interest and accretion expense	(2,315)	—	(35)	(6,540)	(8,890)
Loss on extinguishment of Project Loan	—	—	—	(13,219)	(13,219)
Foreign exchange and other gain (loss)	(778)	—	76	3,757	3,055
Income taxes	(29,478)	—	—	(3,150)	(32,628)
Income (loss) for the year	$93,237	$(7,261)	$(7,620)	$(32,586)	$45,770

(ii)Assets by segment

At December 31, 2023	Mexico	Panama	Nevada	Corporate	Total
Property, plant and equipment	$210,339	$—	$525	$855	$211,719
Exploration and evaluation properties	—	10,000	160,000	—	170,000
Total assets	336,374	10,673	161,137	27,594	535,778

At December 31, 2022	Mexico	Panama	Nevada	Corporate	Total
Property, plant and equipment	$222,767	$39	$577	$1,033	$224,416
Exploration and evaluation properties	—	82,429	160,314	—	242,743
Total assets	348,390	83,291	163,857	18,278	613,816